Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Risk And Capital Management
Schedule of financial assets at amortized cost and at fair value

12/31/2024					12/31/2023
Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,464,464	(52,936)	(2,183)	538	1,347	1,302,826	(51,884)	(2,298)	422	1,090
1)	Composed of Loan operations, lease operations and securities.

Schedule of maximum exposure of financial assets to credit risk

	12/31/2024			12/31/2023
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial assets	1,929,282	583,321	2,512,603	1,772,360	466,854	2,239,214
At Amortized Cost	1,340,099	412,007	1,752,106	1,206,141	334,680	1,540,821
Interbank deposits	26,709	40,222	66,931	22,248	28,759	51,007
Securities purchased under agreements to resell	238,593	4,627	243,220	235,656	2,665	238,321
Securities	302,599	24,908	327,507	227,232	33,511	260,743
Loan and lease operations	708,917	316,576	1,025,493	658,471	252,119	910,590
Other financial assets	103,711	33,002	136,713	102,555	25,144	127,699
(-) Provision for expected loss	(40,430)	(7,328)	(47,758)	(40,021)	(7,518)	(47,539)
At Fair Value through Other Comprehensive Income	31,268	75,035	106,303	53,130	76,909	130,039
Securities	31,268	75,035	106,303	53,130	76,909	130,039
At Fair Value through Profit or Loss	557,915	96,279	654,194	513,089	55,265	568,354
Securities	533,887	26,256	560,143	497,042	14,710	511,752
Derivatives	22,416	70,023	92,439	14,696	40,555	55,251
Other financial assets	1,612	-	1,612	1,351	-	1,351
Financial liabilities - Provision for expected loss	4,298	630	4,928	3,706	492	4,198
Loan commitments	3,648	292	3,940	3,062	249	3,311
Financial guarantees	650	338	988	644	243	887
Off-balance sheet	609,945	86,714	696,659	485,517	68,033	553,550
Financial guarantees	95,890	28,025	123,915	83,413	19,209	102,622
Letters of credit to be released	72,930	-	72,930	20,850	-	20,850
Loan commitments	441,125	58,689	499,814	381,254	48,824	430,078
Mortgage loans	21,136	-	21,136	16,368	-	16,368
Overdraft accounts	187,426	-	187,426	171,725	-	171,725
Credit cards	228,347	4,703	233,050	189,141	3,297	192,438
Other pre-approved limits	4,216	53,986	58,202	4,020	45,527	49,547
Total	2,534,929	669,405	3,204,334	2,254,171	534,395	2,788,566

Schedule of loan and lease operations

	12/31/2024%		12/31/2023%
Industry and commerce	222,945	21.7%	186,198	20.4%
Services	207,437	20.2%	182,795	20.1%
Other sectors	45,930	4.5%	38,078	4.2%
Individuals	549,181	53.6%	503,519	55.3%
Total	1,025,493	100.0%	910,590	100.0%

Schedule of other financial assets

	12/31/2024%		12/31/2023%
Public sector	871,579	62.4%	831,963	66.7%
Services	196,419	14.1%	150,100	12.0%
Other sectors	181,722	13.0%	145,163	11.7%
Financial	146,823	10.5%	119,887	9.6%
Total	1,396,543	100.0%	1,247,113	100.0%
1)	Includes Financial Assets at Fair Value through Profit or Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and lease operations and Other financial assets.

Schedule of breakdown of indicators of credit quality

	12/31/2024
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total
Individuals	347,749	290,397	816	638,962	66,468	11,946	2	78,416	31,357	48	-	31,405	445,574	302,391	818	748,783
Corporate	157,973	36,191	81,401	275,565	1,015	60	800	1,875	1,852	165	2,870	4,887	160,840	36,416	85,071	282,327
Micro/small and medium companies	171,866	106,004	13,163	291,033	12,222	1,195	159	13,576	10,104	82	175	10,361	194,192	107,281	13,497	314,970
Foreign loans - Latin America	199,065	50,716	23,965	273,746	14,004	2,862	534	17,400	11,818	148	30	11,996	224,887	53,726	24,529	303,142
Total	876,653	483,308	119,345	1,479,306	93,709	16,063	1,495	111,267	55,131	443	3,075	58,649	1,025,493	499,814	123,915	1,649,222
%	59.3%	32.7%	8.0%	100.0%	84.2%	14.4%	1.4%	100.0%	94.0%	0.8%	5.2%	100.0%	62.2%	30.3%	7.5%	100.0%

	12/31/2023
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total
Individuals	317,335	246,809	550	564,694	63,579	10,972	2	74,553	35,702	147	-	35,849	416,616	257,928	552	675,096
Corporate	130,916	30,053	70,585	231,554	956	461	146	1,563	4,589	35	2,666	7,290	136,461	30,549	73,397	240,407
Micro/small and medium companies	145,422	95,886	11,053	252,361	13,087	1,216	110	14,413	10,601	90	201	10,892	169,110	97,192	11,364	277,666
Foreign loans - Latin America	166,981	42,206	16,325	225,512	12,077	2,091	958	15,126	9,345	112	26	9,483	188,403	44,409	17,309	250,121
Total	760,654	414,954	98,513	1,274,121	89,699	14,740	1,216	105,655	60,237	384	2,893	63,514	910,590	430,078	102,622	1,443,290
%	59.7%	32.6%	7.7%	100.0%	84.9%	14.0%	1.1%	100.0%	94.8%	0.6%	4.6%	100.0%	63.1%	29.8%	7.1%	100.0%

Schedule of internal rating

Internal rating	12/31/2024				12/31/2023
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	817,782	68,406	-	886,188	702,746	65,971	-	768,717
Medium	58,817	14,214	-	73,031	57,893	12,087	-	69,980
High	54	11,089	-	11,143	15	11,641	-	11,656
Credit-impaired	-	-	55,131	55,131	-	-	60,237	60,237
Total	876,653	93,709	55,131	1,025,493	760,654	89,699	60,237	910,590
%	85.5%	9.1%	5.4%	100.0%	83.5%	9.9%	6.6%	100.0%

Schedule of maximum exposure of other financial assets by type and classification of credit risk

	12/31/2024
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	37,103	3,891	3,501	33,707	33,558	44	44
Government securities	625,393	634,227	625,393	-	-	-	-
Brazilian government	537,924	546,673	537,924	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	47,847	47,830	47,847	-	-	-	-
Abroad	39,622	39,688	39,622	-	-	-	-
Corporate securities	327,802	325,789	319,114	4,247	3,686	9,219	5,002
Rural product note	61,009	60,013	59,842	880	797	564	370
Real estate receivables certificates	7,529	6,970	6,867	530	521	141	141
Bank deposit certificate	583	582	583	-	-	-	-
Debentures	162,883	161,571	157,825	941	757	8,084	4,301
Eurobonds and other	7,896	7,932	7,754	144	142	-	-
Financial bills	33,336	33,324	33,335	1	1	-	-
Promissory and commercial notes	17,496	17,350	17,333	176	163	-	-
Other	37,070	38,047	35,575	1,575	1,305	430	190
Total	990,298	963,907	948,008	37,954	37,244	9,263	5,046
	12/31/2023
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	26,570	21,030	20,559	5,971	5,971	40	40
Government securities	610,756	610,088	610,756	-	-	-	-
Brazilian government	520,964	520,375	520,964	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	54,612	54,443	54,612	-	-	-	-
Abroad	35,180	35,234	35,180	-	-	-	-
Corporate securities	264,354	262,020	258,662	6,433	5,135	1,433	557
Rural product note	42,159	41,685	41,646	322	310	331	203
Real estate receivables certificates	7,562	7,631	7,562	-	-	-	-
Bank deposit certificate	191	181	181	10	10	-	-
Debentures	135,134	132,727	131,279	4,693	3,530	842	325
Eurobonds and other	7,037	6,858	6,859	175	171	24	7
Financial bills	24,125	24,114	24,114	13	11	-	-
Promissory and commercial notes	12,832	12,503	12,472	361	360	-	-
Other	35,314	36,321	34,549	859	743	236	22
Total	901,680	893,138	889,977	12,404	11,106	1,473	597

Schedule of financial assets individually evaluated classified by rating

12/31/2024
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	310,151	318,322	630,444	106,267	1,365,184
Medium	-	5,133	21,735	18	26,886
High	-	4,052	403	18	4,473
Total	310,151	327,507	652,582	106,303	1,396,543
%	22.2%	23.5%	46.7%	7.6%	100.0%

12/31/2023
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	289,328	257,238	564,288	129,990	1,240,844
Medium	-	3,084	2,604	49	5,737
High	-	421	111	-	532
Total	289,328	260,743	567,003	130,039	1,247,113
%	23.2%	20.9%	45.5%	10.4%	100.0%

Schedule of collateral for loans and financial lease operations

	12/31/2024				12/31/2023
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	172,391	456,428	3,127	2,736	154,321	398,935	3,601	3,173
Personal (1)	8,128	25,156	1,673	1,556	4,359	16,157	1,881	1,760
Vehicles (2)	31,859	70,772	1,119	1,026	31,230	73,967	1,315	1,240
Mortgage loans (3)	132,404	360,500	335	154	118,732	308,811	405	173
Micro/small, medium companies and corporates (4)	166,845	592,523	63,892	60,395	167,843	596,817	45,885	43,484
Foreign loans - Latin America (4)	188,756	374,316	12,731	4,201	160,734	304,597	8,340	2,508
Total	527,992	1,423,267	79,750	67,332	482,898	1,300,349	57,826	49,165
1)	In general requires financial guarantees.
2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3)	Properties themselves are pledged as collateral.
4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Schedule of var total - historical simulation

	VaR Total (Historical Simulation) (in millions of reais) (1)
	12/31/2024				12/31/2023
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by Risk Factor Group
Interest rates	1,179	988	2,120	2,009	1,251	1,059	1,585	1,408
Currencies	36	18	64	50	29	12	74	20
Shares	51	35	86	46	30	14	55	41
Commodities	17	8	41	19	12	2	33	7
Effect of diversification	-	-	-	(381)	-	-	-	(382)
Total risk	939	756	1,902	1,743	931	718	1,247	1,094
1)	VaR by Risk Factor Group considers information from foreign units.

Schedule of position of accounts subject to interest rate risk

	12/31/2024						12/31/2023
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	617,119	433,855	245,916	923,202	338,412	2,558,504	600,522	345,039	243,631	795,985	294,149	2,279,326
At amortized cost	533,678	347,519	200,787	507,268	208,755	1,798,007	506,280	307,520	174,806	428,529	163,798	1,580,933
Central Bank of Brazil deposits	138,518	-	-	-	-	138,518	121,146	-	-	-	-	121,146
Interbank deposits	33,082	10,559	9,888	13,382	14	66,925	28,178	5,608	10,071	7,121	22	51,000
Securities purchased under agreements to resell	201,082	41,460	-	-	677	243,219	207,697	30,530	-	-	81	238,308
Securities	12,910	38,878	36,794	164,332	70,938	323,852	16,384	37,026	28,335	131,917	46,227	259,889
Loan and lease operations	148,086	256,622	154,105	329,554	137,126	1,025,493	132,875	234,356	136,400	289,491	117,468	910,590
At fair value through other comprehensive income	17,377	16,118	6,382	47,809	18,617	106,303	24,844	9,683	14,116	56,885	24,511	130,039
At fair value through profit or loss	66,064	70,218	38,747	368,125	111,040	654,194	69,398	27,836	54,709	310,571	105,840	568,354
Securities	50,816	57,814	24,538	332,313	94,662	560,143	59,071	19,439	49,087	289,490	94,665	511,752
Derivatives	15,232	12,321	13,888	35,285	15,713	92,439	10,327	8,357	5,613	20,484	10,470	55,251
Other financial assets	16	83	321	527	665	1,612	-	40	9	597	705	1,351
Financial liabilities	777,435	217,860	153,291	745,329	152,728	2,046,643	698,247	175,283	148,366	686,826	110,138	1,818,860
At amortized cost	766,631	203,641	137,520	710,423	142,153	1,960,368	690,259	169,109	140,559	666,315	99,287	1,765,529
Deposits	382,252	90,133	53,767	503,422	25,167	1,054,741	347,884	78,985	53,949	467,682	2,852	951,352
Securities sold under repurchase agreements	322,797	21,378	1,458	5,279	37,875	388,787	326,025	1,180	4,200	13,250	18,131	362,786
Interbank market funds	56,173	87,015	74,950	148,059	6,097	372,294	15,099	83,409	77,263	142,023	10,851	328,645
Institutional market funds	5,005	5,057	6,971	50,500	73,014	140,547	805	5,325	5,123	40,885	67,453	119,591
Premium bonds plans	404	58	374	3,163	-	3,999	446	210	24	2,475	-	3,155
At fair value through profit or loss	10,804	14,219	15,771	34,906	10,575	86,275	7,988	6,174	7,807	20,511	10,851	53,331
Derivatives	10,775	14,179	15,626	34,756	10,077	85,413	7,988	6,165	7,798	20,162	10,362	52,475
Structured notes	-	-	-	12	306	318	-	-	2	19	275	296
Other financial liabilities	29	40	145	138	192	544	-	9	7	330	214	560
Difference assets / liabilities (1)	(160,316)	215,995	92,625	177,873	185,684	511,861	(97,725)	169,756	95,265	109,159	184,011	460,466
Cumulative difference	(160,316)	55,679	148,304	326,177	511,861		(97,725)	72,031	167,296	276,455	460,466
Ratio of cumulative difference to total interest-bearing assets	(6.3)%	2.2%	5.8%	12.7%	20.0%		(4.3)%	3.2%	7.3%	12.1%	20.2%
1)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Schedule of primary source of funding

Funding from customers	12/31/2024			12/31/2023
	0-30 days	Total	%	0-30 days	Total	%
Deposits	894,482	1,054,741		817,050	951,352
Demand deposits	124,920	124,920	8.0%	105,634	105,634	7.6%
Savings deposits	180,730	180,730	11.5%	174,765	174,765	12.5%
Time deposits (1)	580,855	735,376	46.9%	527,841	656,591	46.9%
Other	7,977	13,715	0.9%	8,810	14,362	1.0%
Interbank market funds (1)	189,700	372,294	23.7%	200,886	328,645	23.5%
Funds from own issue (2)	-	2	-	-	8	-
Institutional market funds	5,163	140,547	9.0%	1,106	119,591	8.5%
Total	1,089,345	1,567,584	100.0%	1,019,042	1,399,596	100.0%
1)	The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2)	Refers to Deposits received under securities repurchase agreements with securities from own issue.

Schedule of off balance commitments

Undiscounted future flows, except for derivatives which are fair value	12/31/2024					12/31/2023
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	894,493	132,640	14,588	18,118	1,059,839	817,054	83,175	29,089	25,015	954,333
Demand deposits	124,920	-	-	-	124,920	105,634	-	-	-	105,634
Savings deposits	180,730	-	-	-	180,730	174,765	-	-	-	174,765
Time deposit	580,855	131,189	10,740	17,348	740,132	527,841	82,376	24,238	25,012	659,467
Interbank deposits	1,497	1,451	3,848	770	7,566	900	799	4,851	3	6,553
Other deposits	6,491	-	-	-	6,491	7,914	-	-	-	7,914

Central Bank of Brazil deposits	(137,510)	(19,100)	(1,564)	(2,524)	(160,698)	(127,312)	(11,322)	(3,332)	(3,438)	(145,404)
Demand deposits	(22,180)	-	-	-	(22,180)	(24,258)	-	-	-	(24,258)
Savings deposits	(30,763)	-	-	-	(30,763)	(30,505)	-	-	-	(30,505)
Time deposit	(84,567)	(19,100)	(1,564)	(2,524)	(107,755)	(72,549)	(11,322)	(3,332)	(3,438)	(90,641)

Securities sold under repurchase agreements	352,257	23,772	572	77,597	454,198	352,654	4,909	4,217	65,524	427,304
Government securities	274,340	7,511	290	76,463	358,604	282,119	4,504	4,029	64,160	354,812
Corporate securities	27,191	15,642	282	1,134	44,249	31,059	401	188	1,364	33,012
Foreign	50,726	619	-	-	51,345	39,476	4	-	-	39,480

Interbank market funds	189,700	114,859	33,650	60,238	398,447	200,886	65,124	33,361	43,284	342,655

Institutional market funds	5,163	15,436	54,277	100,802	175,678	1,106	12,227	48,240	81,110	142,683

Derivative financial instruments - Net position	10,775	29,805	12,566	32,267	85,413	7,988	13,963	7,553	22,971	52,475
Swaps	3,187	7,957	10,065	30,185	51,394	3,231	4,064	6,476	21,970	35,741
Options	3,902	14,825	1,065	796	20,588	903	7,010	595	464	8,972
Forwards	1,435	2	-	13	1,450	2,965	-	1	16	2,982
Other derivatives	2,251	7,021	1,436	1,273	11,981	889	2,889	481	521	4,780

Other financial liabilities	29	185	138	192	544	-	3	205	352	560

Total financial liabilities	1,314,907	297,597	114,227	286,690	2,013,421	1,252,376	168,079	119,333	234,818	1,774,606

Schedule of off balance commitments

Off-balance commitments		12/31/2024					12/31/2023
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		3,323	42,924	21,910	55,758	123,915	2,875	32,938	14,264	52,545	102,622
Loan commitments		192,814	53,056	19,647	234,297	499,814	176,017	51,101	10,313	192,647	430,078
Letters of credit to be released		72,930	-	-	-	72,930	20,850	-	-	-	20,850
Contractual commitments - Fixed and Intangible assets	13, 14	-	-	-	-	-	-	3	-	-	3
Total		269,067	95,980	41,557	290,055	696,659	199,742	84,042	24,577	245,192	553,553

Schedule of composition of capital adequcy

	12/31/2024	12/31/2023
Available capital (amounts)
Common Equity Tier 1 (CET 1)	188,265	166,389
Tier 1	206,196	185,141
Total capital (PR)	227,602	206,862
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,379,056	1,215,019
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	13.7%	13.7%
Tier 1 ratio (%)	15.0%	15.2%
Total capital ratio (%)	16.5%	17.0%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.5%	2.5%
Countercyclical buffer requirement (%)	0.1%	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.6%	3.5%

Schedule of risk weighted assets

	RWA
	12/31/2024	12/31/2023
Credit risk (excluding counterparty credit risk)	1,108,011	976,915
Of which: standardised approach for credit risk	1,038,238	924,518
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	69,773	52,397
Counterparty credit risk (CCR)	44,837	30,804
Of which: standardized approach for counterparty credit risk (SA-CCR)	35,148	22,259
Of which: other CCR	9,689	8,545
Equity investments in funds - look-through approach	4,667	5,871
Equity investments in funds - mandate-based approach	-	-
Equity investments in funds - fall-back approach	716	1,543
Securitisation exposures in banking book	9,242	4,141
Market Risk	43,189	43,179
Of which: standardized approach (RWAMPAD)	52,643	52,299
Of which: internal models approach (RWAMINT)	28,471	18,871
Operational Risk	112,827	103,094
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	55,567	49,472
Total	1,379,056	1,215,019

Schedule sensitivity analysis

Assumptions	12/31/2024
	Impact in Income		Impact in Stockholders’ Equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(28)	49	653
0.5 p.p. decrease	-	24	(53)	(722)
Biometric tables
5% increase	(10)	51	-	-
5% decrease	11	(53)	-	-
Claims
5% increase	(32)	-	-	-
5% decrease	32	-	-	-

Schedule maturity analysis of estimated undiscounted future cash flows

Period	12/31/2024			12/31/2023
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(817)	9,483	8,666	(806)	15,247	14,441
2 years	(333)	13,240	12,907	(310)	19,187	18,877
3 years	(240)	14,702	14,462	(220)	18,409	18,189
4 years	(126)	15,991	15,865	(109)	17,850	17,741
5 years	(4)	17,096	17,092	5	17,354	17,359
Over 5 years	2,108	1,111,776	1,113,884	1,963	425,166	427,129
Total (1)	588	1,182,288	1,182,876	523	513,213	513,736
1)	Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension. Variations observed in private pension plans are due to the increase in future contributions and reduction of exit assumptions that consequently impacted the volume of rescues and deaths.